Stock Option Plans (Fair Value Assumptions) (Details) (Stock Options [Member])	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average risk-free interest rates	2.00%	1.40%	1.70%
Expected dividend yields	0.00%	0.00%	0.00%
Volatility factors of expected market price of Company's common stock	34.00%	41.00%	48.00%
Assumed forfeiture rates	10.30%	11.20%	9.00%
Weighted-average expected terms of options, in years	7 years 2 months 12 days	7 years 6 months	7 years 6 months
Options vesting annually	25.00%	25.00%	25.00%